Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 3,579,665		¥ 1,144,451	¥ 457,340	$ 548,608
Accounts receivable, net of allowance for credit losses	2,188,977		1,800,896		335,475
Inventories, net	1,026,038		896,818		157,247
Advances to suppliers	284,776		214,771		43,644
Amounts due from related parties	40,935		19,323		6,274
Prepayments and other current assets	438,212		387,713		67,159
Property and equipment, net	430,089		415,648		65,914
Intangible assets	146,373		151,041		22,433
Total assets	10,474,691		7,096,600		1,605,317
Accounts payable	421,562		877,093		64,607
Income tax payables	72,588		81,966		11,125
Accrued expenses and other current liabilities	991,180		581,122		151,905
Total liabilities	4,332,088		4,496,829		$ 663,922
Net revenues	8,851,563	$ 1,356,561	7,278,192	5,393,037
Operating expenses	8,292,886	1,270,940	6,894,539	5,037,264
Net income	426,534	65,370	281,891	269,771
Net cash provided by (used in) operating activities	310,014	47,512	301,396	(98,502)
Net cash provided by (used in) investing activities	(616,367)	(94,462)	(1,133,451)	37,564
Net cash used in financing activities	2,666,837	$ 408,710	1,776,891	331,225
VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalent	2,271		4,218
Accounts receivable, net of allowance for credit losses	357,977		266,717
Inventories, net	44		144
Advances to suppliers	5,690		933
Amounts due from related parties	237		45
Prepayments and other current assets	756		224
Property and equipment, net	2,665		3,716
Intangible assets	5,089		53
Total assets	374,729		276,050
Accounts payable	4,770		5,048
Income tax payables	13,246		11,554
Accrued expenses and other current liabilities	33,792		14,520
Total liabilities	51,808		31,122
Net revenues	869,580		626,912	490,796
Operating expenses	756,876		544,727	391,595
Net income	87,897		65,279	90,753
Net cash provided by (used in) operating activities	14,050		356	(5)
Net cash provided by (used in) investing activities	¥ (15,997)		¥ (240)	¥ 553